Registration No. 2-37988


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.  ______ _____

                     Post-Effective Amendment No. __29__ __X__

                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. ______ _____

                        (Check appropriate box or boxes)

           Principal Mutual Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Principal Mutual Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa          50392
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        (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (515) 248-3842

         M. D. Roughton, The Principal Financial Group Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant has heretofore registered an indefinite amount of such Separate Account B Variable Annuity Contracts under the Securities Act of 1933 pursuant to Rule 24f-2; Registrant filed a 24f-2 notice for the fiscal year ending December 31, 1996 on February 27, 1997.

It is proposed that this filing will become effective (check appropriate box)

        _X_   immediately upon filing pursuant to paragraph (b) of Rule 485

        ___   on (date) pursuant to paragraph (b) of Rule 485

        ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

        ___   on (date) pursuant to paragraph (a)(1) of Rule 485

        ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

        ___   on (date) pursuant to paragraph (a)(2) of Rule 485

              If appropriate, check the following box:

        ___ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Item 32.  Undertakings

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Mutual Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 25th day of July, 1997.


                         PRINCIPAL MUTUAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                                 (Depositor)

                              /s/     David J. Drury
                         By ______________________________________________
                              David J. Drury
                              Chairman and Chief Executive Officer

Attest:

/s/  Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date


/s/ D. J. Drury                Chairman and                     July 25, 1997
--------------------           Chief Executive Officer
D. J. Drury



/s/ D. C. Cunningham           Vice President and               July 25, 1997
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Senior Vice President            July 25, 1997
--------------------           and Controller (Principal
M. H. Gersie                   Financial Officer)


  (M. V. Andringa)*            Director                         July 25, 1997
--------------------
M. V. Andringa


  (R. M. Davis)*               Director                         July 25, 1997
--------------------
R. M. Davis


  (C. D. Gelatt, Jr.)*         Director                         July 25, 1997
--------------------
C. D. Gelatt, Jr.


  (G. D. Hurd)*                Director                         July 25, 1997
--------------------
G. D. Hurd


  (T. M. Hutchison)*           Director                         July 25, 1997
--------------------
T. M. Hutchison


  (C. S. Johnson)*             Director                         July 25, 1997
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                         July 25, 1997
--------------------
W. T. Kerr


  (L. Liu)*                    Director                         July 25, 1997
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                         July 25, 1997
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                         July 25, 1997
--------------------
R. D. Pearson


  (J. R. Price)*               Director                         July 25, 1997
--------------------
J. R. Price, Jr.


  (J-P. C. Rosso)*             Director                         July 25, 1997
--------------------
J-P. C. Rosso


  (D. M. Stewart)*             Director                         July 25, 1997
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                         July 25, 1997
--------------------
E. E. Tallett


  (D. D. Thornton)*            Director                         July 25, 1997
--------------------
D. D. Thornton


  (F. W. Weitz)*               Director                         July 25, 1997
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman and Chief Executive Officer



                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein